CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Accumulated depreciation | $	$ 743,924	$ 791,729
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	15,237,456	15,373,194
Common stock, shares outstanding	15,237,456	15,373,194
Common stock, shares outstanding before reverse stock split	(213,324,455)
Number of shares issued for one share under reverse stock split	0.0714